Related party transactions - Schedule of Related Party Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other receivables	$ 84,474	$ 42,469
Miscellaneous	251,531	93,581
Accounts payable	(356,606)	(347,895)
Related party | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Other receivables	5,952	5,995
Miscellaneous	4,281	4,031
Accounts payable	$ (31,278)	$ (27,261)